CONSOLIDATED FINANCIAL STATEMENTS - Subsidiaries (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gerdau GTL Spain S.L.
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1]	100.00%	100.00%	100.00%
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1]	100.00%	100.00%	100.00%
Gerdau Ameristeel Corporation and subsidiaries
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1],[2]	100.00%	100.00%	100.00%
Gerdau Acominas S.A.
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1]	99.86%	99.86%	99.83%
Gerdau Acos Longos S.A. and subsidiary
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1],[3]	99.83%	99.82%	99.82%
Gerdau Steel Inc.
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1]	100.00%	100.00%	100.00%
Gerdau Holdings Inc. and subsidiary
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1],[4]	100.00%	100.00%	100.00%
Paraopeba - Fixed-income investment fund
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1],[5],[6]	70.62%	89.26%	96.96%
Percent of participation in investment fund		73.54%	92.58%	98.07%
Gerdau Hungria Holdings Limited Liability Company
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1]	100.00%	100.00%	100.00%
GTL Equity Investments Corp.
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1]	100.00%	100.00%	100.00%
Empresa Siderurgica del Peru S.A.A. - Siderperu
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1]	90.03%	90.03%	90.03%
Gerdau GTL Mxico, S.A. de C.V. and subsidiary
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1],[7]	100.00%	100.00%	100.00%
Seiva S.A. Florestas e Industrias
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1]	97.73%	97.73%	97.73%
Gerdau Laisa S.A.
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1]	100.00%	100.00%	100.00%
Sipar Gerdau Inversiones S.A.
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1]	99.99%	99.99%	99.99%
Sipar Aceros S.A. and subsidiary
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1],[8]	99.98%	99.98%	99.98%
Sizuca - Siderrgica Zuliana, C. A.
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1]	100.00%	100.00%	100.00%
GTL Trade Finance Inc.
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1]	100.00%	100.00%	100.00%
Gerdau Trade Inc.
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1]	100.00%	100.00%	100.00%
Gerdau Next S.A. and subsidiaries
Significant consolidated subsidiaries
Equity Interests (as a percent)	[1],[9]	100.00%

[1]	The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly in the subsidiary.
[2]	Subsidiaries: Gerdau Ameristeel US Inc., Chaparral Steel Company.
[3]	Subsidiaries: Gerdau Açominas Overseas Ltd. and Siderúrgica Latino-Americana S.A.
[4]	Subsidiary: Gerdau MacSteel Inc.
[5]	Fixed-income investment fund managed by Bank JP Morgan S.A.
[6]	The percentage of participation including interest of the parent company Metalúrgica Gerdau S.A. in the investment fund is 73.54% in 2021, 92.58% in 2020 and 98.07% in 2019
[7]	Subsidiary: GTL Servicios Administrativos México, S.A. de C.V.
[8]	Subsidiary: Siderco S.A.
[9]	Subsidiaries: G2L Logística Ltda, G2base Fundações e Contenções Ltda and Gerdau Grafeno Ltda.